FAIR VALUE MEASUREMENTS, Fair value of assets and liabilities measured on a recurring basis (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Assets, Long-term [Abstract]
Trading securities	$ 36	$ 31
Total assets measured at fair value	0		$ 0
Liabilities, Long-term [Abstract]
Contingent Consideration	1	67	$ 89
Fair Value, Recurring
Assets, Long-term [Abstract]
Total assets measured at fair value	1,075	577
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 2	$ 5
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 39	$ 103
Fair Value, Recurring | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration	1	66
Fair Value, Recurring | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		1
Deferred compensation liability	36	31
Fair Value, Recurring | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	994	492
Derivative instruments (foreign exchange contracts)	19	31
Fair Value, Recurring | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	36	31
Other investments	26	23
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets, Long-term [Abstract]
Total assets measured at fair value	1,030	523
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 0	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 0	$ 0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		0
Deferred compensation liability	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	994	492
Derivative instruments (foreign exchange contracts)	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	36	31
Other investments	0	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Assets, Long-term [Abstract]
Total assets measured at fair value	45	54
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 2	$ 5
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 38	$ 36
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration	0	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		0
Deferred compensation liability	36	31
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0	0
Derivative instruments (foreign exchange contracts)	19	31
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	0	0
Other investments	26	23
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Assets, Long-term [Abstract]
Total assets measured at fair value	0	0
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 0	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Contingent Consideration	$ 1
Total liabilities measured at fair value		$ 67
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration	1	66
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		1
Deferred compensation liability	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0	0
Derivative instruments (foreign exchange contracts)	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	0	0
Other investments	$ 0	$ 0